CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Non cash activities
Assets acquired, excluding cash and cash equivalents	¥ 34,271
Debt assumed	¥ 18,817